Dreyfus
Municipal
Money Market
Fund, Inc.
Semi-Annual
Report

November 30, 1997

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Municipal Money Market Fund, Inc. for the six-month period ended November 30, 1997. Your Fund produced an annualized yield of 3.14% and after taking into account the effect of compounding, the annualized effective yield was 3.19%.*

Money Market Overview

   The U.S. economy continued to grow solidly during recent months, although there were signs of a slowdown ahead as the period drew to a close. Growth in the Gross Domestic Product (GDP) remained strong during the second quarter of 1997, at 3.3%, and fall data seemed to indicate more of the same for the third quarter. Construction of new homes and apartments unexpectedly rose in October, while retailing results improved and product orders stayed strong. Job gains were also healthy, and the unemployment rate dipped to a 24-year low. Weakness began to emerge, however, with a sharp widening in the September trade gap, probably representing the first sign that Asia's financial turmoil is slowing U.S. growth. Recent orders for big-ticket durables also suggested some economic deceleration, as did a drop in November's National Association of Purchasing Manager's factory index, which has declined three of the last four months.

   Although strong economic growth and tightening employment conditions have kept market participants on edge about the potential for rising inflation, the actual inflation picture has improved. The highly reliable, broadly based core GDP chain weight price index was up only 1.6% over the past four quarters, and has been demonstrating a clear decelerating trend. In fact, the Federal Reserve Board's Open Market Committee left the Federal Funds target rate unchanged at its November meeting, and has not raised it since last March. Short-term rates have responded accordingly and remained in a trading range throughout most of the period.

Market Environment/Portfolio Focus

   While the Federal Reserve Board remained quiet over the summer months, market technicals (i.e. supply/demand) played a major role in the short-term municipal market. Supply of one-year notes dissipated as many securities matured in late June and July. This increase in investable assets marketwide placed temporary downward pressure on yields. In the weeks to follow, issuers returned to the market with their summer financings alleviating the supply and demand imbalance. During this period, your Fund selectively purchased high-quality municipal notes which allowed your Fund to diversify and extend out on the one-year yield curve. Since that time, the market for one-year paper has remained in a trading range. With the relatively flat yield curve environment that existed, we believed that we did not need to extend your Fund's average maturity significantly in order to capture and lock in relatively attractive rates.

   As year-end approaches, we expect to see a temporary rise in short-term rates as a result of corporate "window dressing." In addition, dealers generally price securities at attractive levels in order to keep their year-end inventory to a minimum. This situation tends to reverse itself in early January as investors return to the marketplace and the demand for short-term municipals increases. As a result, over year-end we expect to see some volatility in short-term yields but then the market should stabilize. During this period, we will attempt to minimize the volatility in rates for your Fund by purchasing commercial paper or short notes which mature beyond January. As always, new investments will continue to meet the high credit quality standards which we require and to provide a significant level of liquidity, commensurate with the needs of your Fund.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                                       Very truly yours,

                                       /s/ Richard J. Moynihan

                                       Richard J. Moynihan
                                       Director, Municipal Portfolio Management
                                       The Dreyfus Corporation

December 18, 1997
New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments                          November 30, 1997 (Unaudited)

                                                                                     Principal
Tax Exempt Investments--100.0%                                                         Amount            Value
-------------------------------------------------------------------------------      ----------        ---------

Alaska--1.5%
Valdez, Marine Terminal Revenue, Refunding, CP (Arco Transportation Project)
   3.90%, Series A, 3/10/98 (Liquidity Facility; Atlantic Richfield Co.).......    $  14,100,000    $  14,100,000

California--6.9%
Fresno, RAN 4.25%, 6/30/98.....................................................       12,500,000       12,531,302
Los Angeles County, TRAN 4.50%, Series A, 6/30/98..............................       19,000,000       19,068,726
Riverside County, TRAN 4.50%, 6/30/98..........................................       11,000,000       11,033,604
State of California, RAN 4.50%, 6/30/98........................................       20,000,000       20,073,922

Delaware--8.5%
Delaware Economic Development Authority, Revenue, VRDN
   (Hospital Billing and Collection Service Limited Project):
      3.85%, Series A (Insured; MBIA and Liquidity Facility; Morgan Stanley) (a)      25,000,000       25,000,000
      3.85%, Series B (Insured; MBIA and Liquidity Facility; Morgan Stanley) (a)      19,000,000       19,000,000
      3.85%, Series C (Insured; MBIA and Liquidity Facility; Morgan Stanley) (a)      34,400,000       34,400,000

District of Columbia--4.3%
District of Columbia, VRDN:
   General Fund Recovery 4.05%, Series B-1 (LOC; Societe Generale) (a,b).......        7,000,000        7,000,000
   Refunding 4.10%, Series A-1 (LOC; National Westminster Bank) (a,b)..........       12,800,000       12,800,000
District of Columbia Housing Finance Agency, SFMR
   4.15%, Series A, 7/1/98 (Liquidity Facility; Assured Management Corp.)......       20,000,000       20,000,000

Florida--3.2%
Dade County, Water and Sewer Systems Revenue, VRDN
   3.80% (Insured; FGIC and Liquidity Facility; Commerzbank) (a)...............       19,600,000       19,600,000
Pasco County Industrial Development Authority, Revenue, VRDN
   (Woodhaven Partners Limited Project) 3.85% (LOC; Krediet Bank) (a,b)........        9,500,000        9,500,000

Georgia--3.6%
Athens-Clarke County Industrial Development Authority, IDR, VRDN
   (Nakanishi Manufacturing Corp. Project) 4.225% (LOC; Sumitomo Bank) (a,b)...        6,000,000        6,000,000
Burke County Development Authority, PCR, Refunding, VRDN
   (Georgia Power Co. Plant Vogtle Project) 3.85% (LOC; Georgia Power Co.) (a,b)      10,000,000       10,000,000
Savannah Economic Development Authority, Revenue Exempt Facilities, VRDN
   (Home Depot Project) 4.05%, Series A (Corp. Guaranty; Home Depot) (a).......       17,000,000       17,000,000

Hawaii--1.0%
Honolulu City and County, Multi-Family Revenue, VRDN (Royal Kunia Gardens)
   4.30%, Series B (LOC; Bank of Tokyo-Mitsubishi) (a,b).......................        9,450,000        9,450,000

Illinois--6.5%
City of Chicago, Mandatory Tender Notes
   3.65%, 2/5/98 (LOC; Morgan Guaranty Trust Co.) (b)..........................       11,371,000       11,371,000
Illinois Development Finance Authority, PCR, VRDN (Illinois Power Co.)
   4.20%, Series C (LOC; Bank of Tokyo-Mitsubishi Bank) (a,b)..................       10,400,000       10,400,000
Illinois Health Facilities Authority, Revenue, VRDN:
   (Northwestern Memorial Hospital)
      3.85% (LOC; Northern Trust) (a,b)........................................        6,500,000        6,500,000
   (Resurrection Health Care Systems)
      3.85% (LOC: Comerica Bank, First Chicago and La Salle National Bank) (a,b)      15,400,000       15,400,000
   (Revolving Fund Pooled Financing)
      3.85%, Series C (LOC; First National Bank of Chicago) (a,b)..............       16,250,000       16,250,000


Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1997 (Unaudited)

                                                                                        Principal
Tax Exempt Investments (continued)                                                        Amount            Value
-------------------------------------------------------------------------------        -----------         -------

Indiana--3.5%
Hammond Local Public Improvement Bond Bank, Revenue, Advance Funding Program Notes
   4.20%, Series A-2, 1/8/98 (LOC; Bank One) (b)...............................       $  17,600,000    $  17,608,819
Indiana Bond Bank, Advance Funding Notes
   4.25%, Series A-2, 1/21/98 (LOC: Indiana Bond Bank and Norwest Bank
   of Minnesota) (b)...........................................................          15,000,000       15,011,137

Idaho--1.1%
Idaho State, TAN 4.625%, 6/30/98...............................................          10,000,000       10,041,446

Kansas--4.2%
Butler County, Solid Waste Disposal Cogeneration Revenue, VRDN
   (Texaco Refining and Marketing) 4.15 Series B (LOC; Texaco Inc.) (a,b)......          27,100,000       27,100,000
Topeka, MFHR, VRDN (Topeka Retirement Center Limited)
   3.85% (LOC; Krediet Bank) (a,b).............................................           6,970,000        6,970,000
Wichita, PCR, Refunding, VRDN (CIC Industries Inc. Project)
   4.325% (LOC; The Bank of New York) (a,b)....................................           5,000,000        5,000,000

Louisiana--2.6%
Ascension-Parish, Revenue, VRDN (BASF Corp. Project) 4% (LOC; BASF Corp.) (a,b)           4,500,000        4,500,000
New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge Project)
   4.30% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a,b)....           7,400,000        7,400,000
Saint Charles Parish, PCR, VRDN (Shell Oil Co. - Norco Project)
   4.05% (LOC; Shell Oil Co.) (a,b)............................................          12,000,000       12,000,000

Maine--1.1%
Orrington, RRR, VRDN (Penobscott Energy Recovery Co. Project)
   4.10%, Series B (LOC: Bank of Nova Scotia, Bankers Trust, Canadian Imperial Bank
   of Commerce, Long-Term Credit Bank of Japan and Toronto Dominian Bank) (a,b)          10,100,000       10,100,000

Michigan--5.9%
Birmingham, EDR, VRDN (Brown Association Project)
   4.325% (LOC; Bankers Trust Co.) (a,b).......................................           1,975,000        1,975,000
Chelsea Economic Development Corporation, LOR, VRDN
   (Silver Maples of Chelsea) 3.85% (LOC; Comerica Bank) (a,b).................           1,500,000        1,500,000
Detroit City School District 4.441%, 5/1/98....................................          10,000,000       10,024,041
Kalamazoo County Economic Development Corporation, Industrial and EDR, VRDN
   (WBC Property Project) 4% (Corp., Guaranty; Old Kent Bank and Trust Co.) (a)           3,000,000        3,000,000
Kent Hospital Finance Authority, Hospital Facility Revenue, VRDN (Butterworth Hospital)
   3.80%, Series A (LOC; Rabobank Nederland) (a,b).............................           1,300,000        1,300,000
Michigan Housing Development Authority, LOR, Refunding, VRDN
   (Harbortown Limited Divide Project) 4.075% (LOC; Bankers Trust Co.) (a,b)...           1,000,000        1,000,000
Michigan Municipal Bond Authority, Revenue
   4.50%, Series B, 7/2/98 (LOC; Bankers Trust Co.) (b)........................          15,000,000       15,054,709
Michigan Strategic Fund, VRDN:
   LOR:
      (Angelo's Crushed Concrete, Inc.) 4.15%, Series C-1 (LOC; Comerica Bank)(a,b)       1,725,000        1,725,000
      (Fritz and Caroline Huebner Project) 4.15%, Series B-2 (LOC; Comerica Bank)(a,b)      750,000          750,000
      (K & M Machine Fabric) 4.15%, Series A-4 (LOC; Comerica Bank) (a,b)......             500,000          500,000
      (Norbert Industrial Inc., Project) 3.85% (LOC; Michigan National Bank) (a,b)        2,000,000        2,000,000
      (Thorn Apple Valley Inc., Project) 4.05% (LOC; Old Kent Bank and Trust Co.)(a,b)    2,600,000        2,600,000
      Refunding
        (Louisiana Pacific Corp.) 3.95% (LOC; Wachovia Bank of North Carolina)(a,b)       2,600,000        2,600,000


Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1997 (Unaudited)

                                                                                        Principal
Tax Exempt Investments (continued)                                                        Amount             Value
-------------------------------------------------------------------------------        ------------        ---------
Michigan (continued)
Michigan Strategic Fund, VRDN:
   SWDR (Grayling Generating Project) 4% (LOC; Barclays Bank) (a,b)............      $   8,000,000     $   8,000,000
Sterling Heights Economic Development Corporation, LOR, Refunding, VRDN
   (Sterling Shopping Center) 3.90% (LOC; National Bank of Detroit) (a,b)......          2,255,000         2,255,000

Missouri--.8%
Independence Industrial Development Authority, IDR, Refunding, VRDN
   (Groves and Graceland) 3.85%, Series A (LOC; Credit Locale de France) (a,b).          7,500,000         7,500,000

Nebraska--1.4%
Nebraska Higher Education Loan Program Inc., Revenue, VRDN (Multiple Mode-Student Loan)
   3.85%, Series A (Insured; MBIA and LOC; Student Loan Marketing Association) (a,b)    12,995,000        12,995,000

Nevada--2.0%
Clark County, IDR, VRDN (Nevada Cogeneration Association)
   4.10% (LOC; Swiss Bank Corp.) (a,b).........................................          10,700,000       10,700,000
Washoe County, Water Facilities Revenue, VRDN (Sierra Pacific Power Co. Project)
   4.10% (LOC; Union Bank of Switzerland) (a,b)................................           8,200,000        8,200,000

New Jersey--1.1%
New Jersey Sports and Exposition Authority, VRDN
   3.70%, Series C (Insured; MBIA and LOC; Barclay de Zoette) (a,b)............          10,000,000       10,000,000

New Mexico--.9%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
   3.90%, Issue 2, 10/15/98 (Insured; FGIC)....................................           8,000,000        8,000,000

New York--8.0%
New York City:
   Refunding, CP 3.70%, Series H, 12/11/97
      (Insured; MBIA and Liquidity Facility; Landesbank Hessen)................          25,000,000       25,000,000
   VRDN 3.85%, Series B (Insured MBIA and LOC; National Westminster Bank) (a,b)           4,000,000        4,000,000
New York State Energy Research and Development Authority, PCR (LILCO Project)
   3.60%, Series A, 3/1/98 (LOC; Deutsche Bank) (b)............................          13,530,000       13,530,000
New York State Housing Finance Agency, HR, VRDN (Normandie Court II)
   3.90%, Series A (LOC; Fleet Bank) (a,b).....................................          10,600,000       10,600,000
New York State Local Government Assistance Corporation, VRDN
   3.80%, Series A (LOC: Credit Suisse, Swiss Bank Corp. and
   Union Bank of Switzerland) (a,b)............................................          21,000,000       21,000,000

North Carolina--.4%
Craven County Industrial Facilities and Pollution Control Finance Authority, Resource
   VRDN (Craven Wood Energy) 4.05%, Series C (LOC; ABN-Amro Bank) (a,b)........           4,100,000        4,100,000

Ohio--3.2%
Cincinnati City School District, BAN 4.32%, 9/17/98............................          10,000,000       10,028,203
Columbus Electric System, Revenue, VRDN 3.70% (LOC; Union Bank of Switzerland)(a,b)       1,300,000        1,300,000
Cuyahoga County, HR, VRDN (Cleveland Clinic Foundation)
   3.80%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)......................           3,200,000        3,200,000
Hamilton County, Hospital Facilities Revenue, VRDN (Bethesda Hospital Inc.)
   3.80% (LOC; Rabobank Nederland) (a,b).......................................           2,000,000        2,000,000


Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1997 (Unaudited)

                                                                                          Principal
Tax Exempt Investments (continued)                                                          Amount             Value
-------------------------------------------------------------------------------          ----------           -------

Ohio (continued)
Ohio Housing Finance Agency, Residential Mortgage Revenue
   3.65%, Series A-2, 3/2/98 (LOC; American Insurance Group, Inc.) (b).........       $   8,000,000      $   8,000,000
Ohio State University, General Receipt, VRDN 3.90%, Series B (a)...............           1,750,000          1,750,000
Piqua, IDR, VRDN (Berwick Steel Co. Project) 4.10% (LOC; Sanwa Bank )(a,b).....           1,000,000          1,000,000
Sharonville, IDR, VRDN (Edgecomb Metals Co. Project)
   3.85% (LOC; Banque Nationale de Paris) (a,b)................................           1,150,000          1,150,000
Toledo-Lucas County Port Authority, Development Revenue, VRDN
   (Frostbite Brands Inc., Project) 4.05% (LOC; Old Kent Bank and Trust Co.)(a,b)         1,020,000          1,020,000

Pennsylvania--3.9%
Columbia County Industrial Development Authority, IDR, VRDN (Kleerdex Co. Project)
   4.35% (LOC; Bank of Tokyo-Mitsubishi) (a,b).................................           4,800,000          4,800,000
Pennsylvania Higher Education Assistance Agency, Student Loan Revenue, VRDN:
   4.05%, Series A (LOC; Student Loan Marketing Association) (a,b).............          12,100,000         12,100,000
   4.05%, Series C (LOC; Student Loan Marketing Association) (a,b).............           8,900,000          8,900,000
Philadelphia, TRAN 4.50%, Series A, 6/30/98....................................          10,000,000         10,027,785

South Carolina--1.9%
South Carolina Jobs Economic Development Authority, VRDN
   (Wellman Inc., Project) 3.95% (LOC; Wachovia Bank of Georgia) (a,b).........          10,010,000         10,010,000
York County, Industrial Revenue, VRDN (Textron Project)
   5.313% (LOC; Bankers Trust) (a,b)...........................................           7,500,000          7,500,000

Tennessee--3.9%
Oak Ridge, IDB, Solid Waste Revenue (M4 Environmental)
   4.05% (LOC; Sun Trust Bank) (a,b)...........................................          10,000,000         10,000,000
Sevier County Public Building Authority, Local Government Public Improvement, VRDN:
   3.90%, Series A-1 (Insured; AMBAC and SBPA; Krediet Bank) (a)...............           7,265,000          7,265,000
   3.90%, Series B-1 (Insured; AMBAC and SBPA; Krediet Bank) (a)...............           4,600,000          4,600,000
   3.90%, Series B-2 (Insured; AMBAC and SBPA; Krediet Bank) (a)...............           4,600,000          4,600,000
Tennessee Housing Development Agency, Refunding
   (Homeownership Program) 3.75%, 2/19/98 (Escrowed in; U.S. Treasury Securities)        10,000,000         10,000,000

Texas--15.1%
Brazos River Authority, PCR, VRDN (Utility Electric Co.):
   4.10%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)......................          11,000,000         11,000,000
   Refunding:
      3.95%, Series A (Insured; MBIA and LOC; The Bank of New York) (a,b)......          16,000,000         16,000,000
      4.10%, Series B (Insured; AMBAC) (a).....................................           5,100,000          5,100,000
      4.10%, Series C (LOC; Swiss Bank Corp.) (a,b)............................           7,000,000          7,000,000
Brazos River Harbor Naval District, VRDN:
   Brazoria County Revenue (Dow Chemical Co. Project)
      4.15% (LOC; Dow Chemical Co.) (a,b)......................................          19,100,000         19,100,000
   Harbor Revenue:
      (BASF Corp. Project) 4% (LOC; BASF Corp.) (a,b)..........................          11,500,000         11,500,000
      (Dow Chemical Co. Project) 4.15% (LOC; Dow Chemical Co.) (a,b)...........          10,000,000         10,000,000
Greater East Texas Higher Education Authority Inc., Student Loan Revenue
   3.95%, Series B, 9/1/98 (LOC; Student Loan Marketing Association) (b).......           8,000,000          8,000,000
Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, VRDN
   (Bayer Corp. Project) 4.15% (LOC; Bayer Corp.) (a,b)........................          18,000,000         18,000,000


Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1997 (Unaudited)

                                                                                          Principal
Tax Exempt Investments (continued)                                                          Amount             Value
-------------------------------------------------------------------------------          ------------        ---------


Texas (continued)
Harris County Industrial Development Corporation, SWDR 3.90% (LOC; Exxon Corp.)(a,b)    $   9,000,000       $  9,000,000
Pan-Handle Plains Higher Education Authority Inc., Student Loan Revenue, VRDN
   3.90%, Series A (LOC; Student Loan Marketing Association) (a,b).............            13,000,000         13,000,000
State of Texas, TRAN 4.75%, Series A, 8/31/98..................................            12,100,000         12,177,043

Utah--1.0%
Intermountain Power Agency, Power Supply Revenue, CP
   3.75%, 2/24/98 (Liquidity Facility: Bank of America and Bank of Nova Scotia)             9,000,000          9,000,000

Virginia--2.5%
Charles City and County Industrial Development Authority, Exempt Facilities Revenue
   VRDN (Chambers Project) 4.15% (LOC; Morgan Guaranty Trust Co.) (a,b)........             7,400,000          7,400,000
Peninsula Ports Authority, Revenue, Refunding, VRDN (Zelger Coal)
   4.10% (LOC; Bank of America) (a,b)..........................................            16,000,000         16,000,000
                                                                                                            ------------
TOTAL INVESTMENTS (cost $923,645,666)..........................................                             $923,646,737
                                                                                                            ============

Summary of Abbreviations
-------------------------------------------------------------------------------

AMBAC      American Municipal Bond Assurance Corporation    MFHR       Multi-Family Housing Revenue
BAN        Bond Anticipation Notes                          PCR        Pollution Control Revenue
CP         Commercial Paper                                 RAN        Revenue Anticipation Notes
EDR        Economic Development Revenue                     RRR        Resources Recovery Revenue
FGIC       Financial Guaranty Insurance Company             SBPA       Standby Bond Purchase Agreement
HR         Hospital Revenue                                 SFMR       Single Family Mortgage Revenue
IDB        Industrial Development Board                     SWDR       Solid Waste Disposal Revenue
IDR        Industrial Development Revenue                   TAN        Tax Anticipation Notes
LOC        Letter of Credit                                 TRAN       Tax Revenue Anticipation Notes
LOR        Limited Obligation Revenue                       VRDN       Variable Rate Demand Notes
MBIA       Municipal Bond Investors Assurance
             Insurance Corporation


Summary of Combined Ratings
-------------------------------------------------------------------------------

Fitch (c)          or          Moody's           or           Standard & Poor's         Percentage of Value
------                         -------                        ----------------           -----------------
F1+ / F1                       VMIG1, MIG1, P1(d)             SP1+/SP1, A1+/A1(d)                94.0%
AAA/AAA (e)                    Aaa/A/ (e)                     AAA/AA (e)                          1.5
Not Rated (f)                  Not Rated (f)                  Not Rated (f)                       4.5
                                                                                               -------

                                                                                                100.0%
                                                                                               =======


Notes to Statement of Investments:
-------------------------------------------------------------------------------

(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b) Secured by letters of credit. At November 30, 1997, 61.3% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, corporations and government agencies.
(c) Fitch currently provides creditworthiness information for a limited number of investments.
(d) P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
(e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(f) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.


                                 See notes to financial statements.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities               November 30, 1997 (Unaudited)

                                                                                            Cost            Value
                                                                                      --------------   --------------
ASSETS:                       Investments in securities--See Statement of Investments  $923,645,666     $923,646,737
                              Interest receivable..............................                            6,885,444
                              Prepaid expenses and other assets................                               70,146
                                                                                                       --------------
                                                                                                         930,602,327
                                                                                                       --------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                               315,325
                              Cash overdraft due to Custodian..................                             3,811,689
                              Accrued expenses.................................                               151,336
                                                                                                       --------------
                                                                                                            4,278,350
                                                                                                       --------------

NET ASSETS.....................................................................                          $926,323,977
                                                                                                       ==============

REPRESENTED BY:               Paid-in capital..................................                          $926,333,816
                              Accumulated undistributed investment income--net.                               133,931
                              Accumulated net realized gain (loss) on investments                            (142,699)
                              Accumulated net unrealized appreciation (depreciation)
                                on investments.................................                                (1,071)
                                                                                                       --------------
NET ASSETS.....................................................................                          $926,323,977
                                                                                                       ==============

SHARES OUTSTANDING
(5 billion shares of $.01 par value Common Stock authorized)...................                           928,109,352

NET ASSET VALUE, offering and redemption price per share.......................                                 $1.00
                                                                                                                =====


                         See notes to financial statements.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Operations          Six Months Ended November 30, 1997 (Unaudited)

INVESTMENT INCOME



INCOME                        Interest Income............................                                     $18,282,547


EXPENSES:                     Management fee--Note 2(a)..................                   $2,415,323
                              Shareholder servicing costs--Note 2(b).....                      458,886
                              Registration fees..........................                       72,627
                              Custodian fees.............................                       40,356
                              Professional fees..........................                       36,016
                              Directors' fees and expenses--Note 2(c)....                       28,185
                              Prospectus and shareholders' reports.......                       14,687
                              Miscellaneous..............................                       10,353
                                                                                           ------------
                                Total Expenses...........................                                       3,076,433
                                                                                                              -----------



INVESTMENT INCOME--NET...................................................                                      15,206,114



NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)                                                                (20,735)
                                                                                                              -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                     $15,185,379
                                                                                                              ===========

                      See notes to financial statements.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                Six Months Ended
                                                                                November 30, 1997     Year Ended
                                                                                    (Unaudited)       May 31, 1997
                                                                                ------------------   --------------
OPERATIONS:
   Investment income--net..................................................      $  15,206,114       $   29,166,497
   Net realized gain (loss) on investments................................             (20,735)              (2,582)
   Net unrealized appreciation (depreciation) on investments..............              --                   (6,289)
                                                                                --------------      ---------------
      Net Increase (Decrease) in Net Assets Resulting from Operations.....          15,185,379           29,157,626
                                                                                --------------      ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net..................................................        (15,206,101)         (29,166,510)
   Net realized gain on investments.......................................              --                  (22,722)
                                                                                --------------      ---------------
      Total Dividends.....................................................         (15,206,101)         (29,189,232)
                                                                                --------------      ---------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
   Net proceeds from shares sold..........................................       1,356,242,062        3,175,303,462
   Dividends reinvested...................................................           9,246,673           18,593,500
   Cost of shares redeemed................................................      (1,463,792,707)      (3,196,745,808)
   Net assets received in connection with reorganization
      (Dreyfus Michigan Municipal Money Market Fund)......................             --                42,809,635
   Net assets received in connection with reorganization (Dreyfus Ohio
      Municipal Money Market Fund)........................................             --                34,121,878
                                                                                --------------      ---------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions...         (98,303,972)          74,082,667
                                                                                --------------      ---------------
         Total Increase (Decrease) in Net Assets..........................         (98,324,694)          74,051,061

NET ASSETS:
   Beginning of Period....................................................       1,024,648,671          950,597,610
                                                                                --------------      ---------------
   End of Period..........................................................      $  926,323,977      $ 1,024,648,671
                                                                                ==============      ===============
Undistributed investment income--net.......................................     $      133,931      $       133,918
                                                                                --------------      ---------------




                        See notes to financial statements.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                          Six Months Ended                       Year Ended May 31,
                                          November 30, 1997       -----------------------------------------------------
PER SHARE DATA:                              (Unaudited)           1997       1996       1995        1994        1993
                                          -----------------       -------    -------    -------     -------     -------
   Net asset value, beginning of period.            $1.00          $1.00      $1.00      $1.00       $1.00       $1.00
                                                    -----          -----      -----      -----       -----       -----
   Investment Operations:
   Investment income--net................            .016           .029       .031       .029        .020        .022
                                                    -----          -----      -----      -----       -----       -----
   Distributions:
   Dividends from investment income--net.           (.016)         (.029)     (.031)     (.029)      (.020)      (.022)
                                                    -----          -----      -----      -----       -----       -----
   Net asset value, end of period.......            $1.00          $1.00      $1.00      $1.00       $1.00       $1.00
                                                    -----          -----      -----      -----       -----       -----
                                                    -----          -----      -----      -----       -----       -----
TOTAL INVESTMENT RETURN.................             3.17%*         2.98%      3.16%      2.98%       2.00%       2.23%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets            .64%*          .65%       .64%       .62%        .62%        .62%
   Ratio of net investment income
      to average net assets.............             3.15%*         2.94%      3.11%      2.91%       1.98%       2.22%
   Net Assets, end of period (000's Omitted)     $926,324     $1,024,649   $950,598   $933,311  $1,117,002  $1,413,815

------------------
* Annualized.



                           See notes to financial statements.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus Municipal Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

   It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
Cost of investments represent amortized cost.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $99,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1997. If not applied, $1,000 of the carryover expires in fiscal 2000, $4,000 expires in fiscal 2001, $49,000 expires in fiscal 2002, $36,000 expires in fiscal 2003, $7,000 expires in fiscal 2004 and $2,000 expires in fiscal 2005.

   At November 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly.

Dreyfus Municipal Money Market Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1997, the Fund was charged $276,778 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1997, the Fund was charged $161,750 pursuant to the transfer agency agreement.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus Municipal Money
Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                     910SA9711